Transfers of financial assets and mortgage servicing assets (Tables)	12 Months Ended
Dec. 31, 2019
Transfers and Servicing of Financial Assets
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds Obtained During the Year Ended December 31, 2019
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account debt securities:
Mortgage-backed securities - GNMA	$-	$347,396	$-	$347,396
Mortgage-backed securities - FNMA	-	111,362	-	111,362
Total trading account debt securities	$-	$458,758	$-	$458,758
Mortgage servicing rights	$-	$-	$8,185	$8,185
Total	$-	$458,758	$8,185	$466,943
	Proceeds Obtained During the Year Ended December 31, 2018
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Debt securities available for sale:
Mortgage-backed securities - FNMA	$-	$11,865	$-	$11,865
Total debt securities available-for-sale	$-	$11,865	-	$11,865
Trading account debt securities:
Mortgage-backed securities - GNMA	$-	$412,500	$-	$412,500
Mortgage-backed securities - FNMA	-	82,320	-	82,320
Total trading account debt securities	$-	$494,820	$-	$494,820
Mortgage servicing rights	$-	$-	$9,337	$9,337
Total	$-	$506,685	$9,337	$516,022

Schedule Of Servicing Assets At Fair Value Text Block
Residential MSRs
(In thousands)	December 31, 2019	December 31, 2018
Fair value at beginning of period	$169,777	$168,031
Additions	9,143	10,223
Changes due to payments on loans[1]	(11,549)	(13,459)
Reduction due to loan repurchases	(1,777)	(3,721)
Changes in fair value due to changes in valuation model inputs or assumptions	(14,190)	8,703
Other disposals	(498)	-
Fair value at end of period	$150,906	$169,777
[1] Represents changes due to collection / realization of expected cash flows over time.

Schedule Of Assumptions For Fair Value On Securitization Date Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities Text Block
	Years ended
	December 31, 2019	December 31, 2018
Prepayment speed	7.0%	5.0%
Weighted average life (in years)	9.5	10.8
Discount rate (annual rate)	10.9%	11.0%

Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
	Originated MSRs		Purchased MSRs
	December 31,	December 31,	December 31,	December 31,
(In thousands)	2019	2018	2019	2018
Fair value of servicing rights	$58,842	$69,400	$92,064	$100,377
Weighted average life (in years)	6.7	7.1	6.3	6.6
Weighted average prepayment speed (annual rate)	5.7%	5.1%	6.2%	5.5%
Impact on fair value of 10% adverse change	$(1,303)	$(1,430)	$(2,306)	$(2,200)
Impact on fair value of 20% adverse change	$(2,568)	$(2,817)	$(4,525)	$(4,328)
Weighted average discount rate (annual rate)	11.4%	11.5%	11.0%	11.0%
Impact on fair value of 10% adverse change	$(2,381)	$(3,125)	$(3,603)	$(4,354)
Impact on fair value of 20% adverse change	$(4,596)	$(6,019)	$(6,959)	$(8,394)

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2019
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$12,312,751	$200,568	$66,119
Construction	831,092	145	(898)
Legacy	22,105	2,007	(1,399)
Lease financing	1,059,507	6,710	9,337
Mortgage	8,404,911	1,071,537	40,644
Consumer	5,997,886	140,928	142,470
Less:
Loans securitized / sold	1,162,176	72,574	(1,146)
Loans held-for-sale	59,203	-	-
Loans held-in-portfolio	$27,406,873	$1,349,321	$257,419
2018
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses (recoveries)
Loans (owned and managed):
Commercial	$12,043,019	$290,759	$85,715
Construction	779,449	13,848	4,452
Legacy	25,949	3,072	(2,032)
Lease financing	934,773	5,140	6,030
Mortgage	8,620,667	1,315,384	66,209
Consumer	5,489,441	117,775	122,170
Less:
Loans securitized / sold	1,333,987	129,443	394
Loans held-for-sale	51,422	-	-
Loans held-in-portfolio	$26,507,889	$1,616,535	$282,150